LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
LOSS PER SHARE
Schedule of loss per share

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Numerator
Loss for the year (basic EPS) (1)	(18,369,045)	(11,039,533)	(5,908,927)	(5,865,870)
Denominator
Weighted average number of shares (basic EPS) (1)	30,478,390	28,098,117	28,098,117	28,098,117

Basic loss attributable to ordinary equity holders of the parent (1)	(0.60)	(0.39)	(0.21)	(0.21)

(1)For the years ended June 30, 2019, 2018, the six-month transition period ended June 30, 2017 and the year ended December 31, 2016, diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.